Offerings	Jun. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value S$0.00000025 per share
Maximum Aggregate Offering Price	$ 37,490,000.00
Amount of Registration Fee	$ 5,177.37
Offering Note	American depositary shares (“ADSs”) issuable upon deposit of ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (File No. 333-296017). Each ADS represents 12 ordinary shares.

Includes ordinary shares that are issuable upon the exercise of the underwriters’ over-allotment option. Also includes ordinary shares represented by ADSs initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public.

Applies to Offering lines 1-3. The Registrant filed a registration statement on Form F-1 (File No. 333-295522) (the “Registration Statement”) on May 4, 2026 and an amendment No. 1 on May 18, 2026 to register securities with a maximum aggregate offering size of $38,839,640.00, and the total amount of registration fees paid was $5,363.76. By filing this amendment No. 2 to the Registration Statement on June 10, 2026, the Registrant is decreasing the maximum aggregate offering size from $38,839,640.00 to $25,019,400.00. The total amount of registration fees is therefore reduced from $5,363.76 to $3,455.18, and the Registrant may apply the previously paid registration fee of $1,908.58 to future registration statements pursuant to Rule 457(p) under the Securities Act. No additional fee is due with this filing.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representatives' warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Registrant’s ordinary shares represented by ADSs underlying the representatives’ warrants are registered hereby, no separate registration fee is required with respect to the representatives’ warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value S$0.00000025 per share, underlying the American depositary shares issuable upon exercise of the representatives' warrants
Maximum Aggregate Offering Price	$ 1,349,640.00
Amount of Registration Fee	$ 186.39
Offering Note	The representatives’ warrants entitle the holders thereof to purchase a number of ADSs equal to 3.0% of the aggregate number of ADSs sold in this offering, including any ADSs issued pursuant to the exercise of the underwriters’ over-allotment option, at an exercise price equal to 120% of the initial public offering price of the ADSs. The proposed maximum aggregate offering price of such warrants is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.